Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Effect of:
State taxes, net of federal tax benefit	2.50%	2.70%	4.40%
Change in valuation allowance	13.40%	(31.70%)	(39.50%)
Research and development tax credit	0.80%	3.00%	2.80%
Convertible preferred stock warrants	(1.30%)	(2.40%)	(1.70%)
Stock-based compensation	2.90%	(3.20%)	(0.80%)
Foreign differential	(17.10%)	0.00%	0.00%
Other, net	(3.20%)	(0.80%)	(0.60%)
Total	33.00%	2.60%	(0.40%)